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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended:    12/31/2011
                                                          -------------
           Check here if Amendment[ ]: Amendment Number:
                                                          -------------

                        This Amendment (Check only one):
                        [   ]     is a restatement
                        [   ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Netols Asset Management, Inc.
               --------------------------------------------------------------
Address:       1045 W. Glen Oaks Lane, Suite 202
               --------------------------------------------------------------
               Mequon, WI 53092
               --------------------------------------------------------------

Form 13F File Number 28-12202

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:          Jeffrey W. Netols
               ----------------------------
Title:         President
               ----------------------------
Phone:         262-240-2930
               ----------------------------

Signature, Place, and Date of Signing:



/s/ Jeffrey W. Netols
------------------------------------
(Signature
Mequon, WI
------------------------------------
(City, State)
February 10, 2012
------------------------------------


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:
                      0
      -----------------

Form 13F Information Table Entry Total:
                     70
      -----------------

Form 13F Information Table Value Total:
                708,877 (thousands)
     -----------------


List of Other Included Managers:
               Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

     None

                                                     Form 13F INFORMATION TABLE
                                                             12/31/2011

                COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8


                  NAME              TITLE                  VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                OF ISSUER          OF CLASS    CUSIP     (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS SOLE     SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AARONS INC                         COM PAR
                                    $0.50     002535300   11,954     448,054   SH       SOLE                 392,615         55,439
ACCURIDE CORP NEW                  COM NEW    00439T206    7,378   1,036,215   SH       SOLE                 907,254         128,961
ACTUANT CORP                       CL A NEW   00508x203   10,669     470,197   SH       SOLE                 412,106          58,091
ACUITY BRANDS INC                     COM     00508Y102    4,396      82,939   SH       SOLE                  72,435          10,504
AMERICAN CAMPUS CMNTYS INC            COM     024835100   13,500     321,727   SH       SOLE                 282,036          39,691
ANN INC                               COM     035623107   12,102     488,374   SH       SOLE                 428,056          60,318
ARBITRON INC                          COM     03875Q108   10,825     314,588   SH       SOLE                 275,766          38,822
ASTORIA FINL CORP                     COM     046265104    4,656     548,436   SH       SOLE                 481,003          67,433
BANK HAWAII CORP                      COM     062540109    8,939     200,920   SH       SOLE                 175,914          25,006
BARRETT BILL CORP                     COM     06846N104   10,337     303,419   SH       SOLE                 265,919          37,500
CABELAS INC                           COM     126804301   11,487     451,890   SH       SOLE                 395,745          56,145
CAPELLA EDUCATION COMPANY             COM     139594105    8,272     229,458   SH       SOLE                 200,759          28,699
CARPENTER TECHNOLOGY CORP             COM     144285103   11,906     231,273   SH       SOLE                 202,706          28,567
CARTER INC                            COM     146229109   15,144     380,419   SH       SOLE                 333,482          46,937
CEDAR REALTY TRUST INC             COM NEW    150602209    3,195     741,254   SH       SOLE                 647,011          94,243
CHEESECAKE FACTORY INC                COM     163072101   10,242     348,971   SH       SOLE                 305,907          43,064
CIBER INC                             COM     17163B102    8,262   2,140,312   SH       SOLE               1,874,099         266,213
COINSTAR INC                          COM     19259P300    7,677     168,200   SH       SOLE                 146,694          21,506
COMMERCIAL VEH GROUP INC              COM     202608105    8,336     922,091   SH       SOLE                 807,860         114,231
COMMUNITY BK SYS INC                  COM     203607106    8,756     314,958   SH       SOLE                 275,751          39,207
COMPASS MINERALS INTL INC             COM     20451N101   11,811     171,553   SH       SOLE                 150,477          21,076
DOMINOS PIZZA INC                     COM     25754A201   18,684     550,341   SH       SOLE                 482,580          67,761
EMPIRE DIST ELEC CO                   COM     291641108    9,920     470,359   SH       SOLE                 412,204          58,155
ENTEGRIS INC                          COM     29362U104   11,732   1,344,630   SH       SOLE               1,179,216         165,414
ETHAN ALLEN INTERIORS INC             COM     297602104   12,691     535,258   SH       SOLE                 468,768          66,490
FAIR ISAAC CORP                       COM     303250104   16,744     467,192   SH       SOLE                 409,726          57,466
FAIRCHILD SEMICONDUCTOR INTL          COM     303726103    9,038     750,641   SH       SOLE                 658,555          92,086
FELCOR LODGING TR INC                 COM     31430F101    6,881   2,256,173   SH       SOLE               1,975,926         280,247
FIRST INDUSTRIAL REALTY TRUST INC     COM     32054K103   10,888   1,064,333   SH       SOLE                 932,949         131,384
GARDNER DENVER INC                    COM     365558105   13,276     172,280   SH       SOLE                 151,042          21,238
GENESEE & WYO INC                   CL A      371559105   14,031     231,609   SH       SOLE                 203,119          28,490
GIBRALTAR INDS INC                    COM     374689107    7,498     537,132   SH       SOLE                 470,040          67,092
GLACIER BANCORP INC NEW               COM     37637Q105    7,799     648,307   SH       SOLE                 568,062          80,245
HAEMONETICS CORP                      COM     405024100    9,167     149,735   SH       SOLE                 131,351          18,384
HANOVER INS GROUP INC                 COM     410867105    9,082     259,857   SH       SOLE                 227,668          32,189
MILLER HERMAN INC                     COM     600544100    6,890     373,421   SH       SOLE                 327,092          46,329
IDEX CORP                             COM     45167R104    4,737     127,639   SH       SOLE                 112,214          15,425
INTEGRATED DEVICE TECHNOLOGY          COM     458118106    9,038   1,655,361   SH       SOLE               1,449,361         206,000
ION GEOPHYSICAL CORP                  COM     462044108    5,270     859,670   SH       SOLE                 754,667         105,003
LIFEPOINT HOSPITALS INC               COM     53219L109    8,224     221,384   SH       SOLE                 194,014          27,370
MAGELLAN HEALTH SVCS INC           COM NEW    559079207    8,846     178,821   SH       SOLE                 156,854          21,967
MERIT MED SYS INC                     COM     589889104   11,203     837,306   SH       SOLE                 737,792          99,514
MGIC INVT CORP WIS                    COM     552848103    7,495   2,009,346   SH       SOLE               1,760,643         248,703
MID-AMER APT CMNTYS INC               COM     59522J103   13,444     214,929   SH       SOLE                 188,417          26,512
MODINE MFG CO                         COM     607828100      531      56,142   SH       SOLE                  51,954           4,188
NATIONAL HEALTH INVS INC              COM     63633D104    8,510     193,499   SH       SOLE                 169,603          23,896
NORTH AMERN ENERGY PARTNERS           COM     656844107    4,193     651,043   SH       SOLE                 568,508          82,535
OLD NATL BANCORP IND                  COM     680033107   10,313     885,234   SH       SOLE                 775,259         109,975
PROGRESS SOFTWARE CORP                COM     743312100    7,098     366,799   SH       SOLE                 321,144          45,655
PROSPERITY BANCSHARES INC             COM     743606105   10,841     268,663   SH       SOLE                 235,505          33,158
PSS WORLD MED INC                     COM     69366A100    8,285     342,485   SH       SOLE                 299,907          42,578
ROBBINS & MYERS INC                   COM     770196103   14,401     296,628   SH       SOLE                 260,004          36,624
SELECTIVE INS GROUP INC               COM     816300107   10,762     606,968   SH       SOLE                 531,914          75,054
SUN COMMUNITIES INC                   COM     866674104   18,572     508,415   SH       SOLE                 445,386          63,029
SUNOPTA INC                           COM     8676EP108    6,190   1,284,230   SH       SOLE               1,127,698         156,532
SUNRISE SENIOR LIVING INC             COM     86768K106   11,473   1,770,602   SH       SOLE               1,551,347         219,255
SUPERIOR ENERGY SVS INC               COM     868157108   11,586     407,398   SH       SOLE                 357,068          50,330
TENNECO INC                           COM     880349105    9,352     314,025   SH       SOLE                 275,255          38,770
TITAN INTL INC ILL                    COM     88830M102   11,716     602,043   SH       SOLE                 527,583          74,460
TRACTOR SUPPLY CO                     COM     892356106   16,817     239,731   SH       SOLE                 210,130          29,601
TREEHOUSE FOODS INC                   COM     89469A104   17,322     264,946   SH       SOLE                 232,380          32,566
TRIMAS CORP                        COM NEW    896215209    8,065     449,288   SH       SOLE                 393,734          55,554
UNITED NAT FOODS INC                  COM     911163103   12,223     305,506   SH       SOLE                 268,009          37,497
UNITED RENTALS INC                    COM     911363109   16,099     544,804   SH       SOLE                 477,531          67,273
UNITED STATIONERS INC                 COM     913004107    9,391     288,420   SH       SOLE                 252,757          35,663
U S PHYSICAL THERAPY INC              COM     90337L108    8,090     411,106   SH       SOLE                 359,862          51,244
WABTEC CORP                           COM     929740108   14,432     206,327   SH       SOLE                 180,828          25,499
WEBSTER FINL CORP CONN                COM     947890109    9,188     450,625   SH       SOLE                 394,523          56,102
WESTAMERICA BANCORPORATION            COM     957090103    8,243     187,765   SH       SOLE                 164,541          23,224
WHITING PETE CORP NEW                 COM     966387102   12,762     273,331   SH       SOLE                 239,342          33,989

TOTAL                                                    708,877  38,406,995                              33,657,627   0   4,749,368
                                                         ======== ==========                              ========== === ===========